Segment Financial Data (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule Of Segment Reporting Information By Segment [Text Block]

	Net Sales			Operating Profits
(dollars in millions)	2014	2013	2012	2014	2013	2012
Otis	$12,982	$12,484	$12,056	$2,640	$2,590	$2,512
UTC Climate, Controls & Security	16,823	16,809	17,090	2,782	2,590	2,425
Pratt & Whitney	14,508	14,501	13,964	2,000	1,876	1,589
UTC Aerospace Systems	14,215	13,347	8,334	2,355	2,018	944
Sikorsky	7,451	6,253	6,791	219	594	712
Total segment	65,979	63,394	58,235	9,996	9,668	8,182
Eliminations and other	(879)	(768)	(527)	261	22	(72)
General corporate expenses	—	—	—	(488)	(481)	(426)
Consolidated	$65,100	$62,626	$57,708	$9,769	$9,209	$7,684

	Total Assets			Capital Expenditures			Depreciation & Amortization
(dollars in millions)	2014	2013	2012	2014	2013	2012	2014	2013	2012
Otis	$9,313	$9,354	$8,866	$87	$122	$141	$209	$209	$220
UTC Climate, Controls & Security	21,217	21,543	22,253	228	266	265	349	380	418
Pratt & Whitney	18,143	17,062	15,938	692	617	462	390	319	324
UTC Aerospace Systems	35,034	35,461	35,589	533	510	367	807	761	412
Sikorsky	4,973	5,762	4,975	116	119	94	86	85	85
Total segment	88,680	89,182	87,621	1,656	1,634	1,329	1,841	1,754	1,459
Eliminations and other	2,609	1,412	1,788	55	54	60	66	67	65
Consolidated	$91,289	$90,594	$89,409	$1,711	$1,688	$1,389	$1,907	$1,821	$1,524

Revenue from External Customers by Geographic Areas [Table Text Block]

(dollars in millions)	2014	2013	2012
Europe	$4,960	$4,489	$3,117
Asia Pacific	4,508	4,517	2,998
Other	4,301	3,165	3,086
	$13,769	$12,171	$9,201

	External Net Sales			Operating Profits			Long-Lived Assets
(dollars in millions)	2014	2013	2012	2014	2013	2012	2014	2013	2012
United States Operations	$38,155	$35,994	$32,175	$5,236	$4,780	$3,663	$4,798	$4,483	$4,311
International Operations
Europe	12,630	12,652	11,823	2,292	2,419	2,100	1,645	1,796	1,804
Asia Pacific	8,795	8,696	8,733	1,719	1,773	1,648	1,020	957	947
Other	5,513	5,274	4,964	749	696	772	1,383	1,203	1,122
Eliminations and other	7	10	13	(227)	(459)	(499)	430	427	334
Consolidated	$65,100	$62,626	$57,708	$9,769	$9,209	$7,684	$9,276	$8,866	$8,518

Long-lived Assets by Geographic Areas [Table Text Block]

	External Net Sales			Operating Profits			Long-Lived Assets
(dollars in millions)	2014	2013	2012	2014	2013	2012	2014	2013	2012
United States Operations	$38,155	$35,994	$32,175	$5,236	$4,780	$3,663	$4,798	$4,483	$4,311
International Operations
Europe	12,630	12,652	11,823	2,292	2,419	2,100	1,645	1,796	1,804
Asia Pacific	8,795	8,696	8,733	1,719	1,773	1,648	1,020	957	947
Other	5,513	5,274	4,964	749	696	772	1,383	1,203	1,122
Eliminations and other	7	10	13	(227)	(459)	(499)	430	427	334
Consolidated	$65,100	$62,626	$57,708	$9,769	$9,209	$7,684	$9,276	$8,866	$8,518

Schedule Of Revenue By Major Customers By Reporting Segments Table [Text Block]

(dollars in millions)	2014	2013	2012
Pratt & Whitney	$3,126	$3,559	$3,718
UTC Aerospace Systems	2,459	2,530	1,742
Sikorsky	3,837	3,648	4,512
Other	197	142	126
	$9,619	$9,879	$10,098